CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss			$ (153,069)	$ (215,639)		$ (467,234)		$ (61,363)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			72	215		287		287
Interest added to shareholder loans								1,122
Interest added to notes payable			2,365	20,917		27,069		1,140
Share-based payments			38,080			212,985
Write-off of fixed assets			543
Changes in assets and liabilities:
Increase in cash in prepaid expenses			(18,000)
Decrease in cash in attorney's trust account				11,834		11,834		(11,834)
(Increase) decrease in accounts payable and accrued liabilities				(9,500)		15,500		17,500
Total adjustments						267,675		8,215
Net cash used in operating activities			(130,009)	(192,173)		(199,559)		(53,148)
Cash flows from financing activities:
Proceeds from notes payable				125,008		125,009		116,059
Proceeds from issuance of stock								5,000
Proceeds from shareholder advance			95,600	19,443		19,443
Redemption of common shares				(19,622)
Contribution from shareholders			33,009
Purchase of treasury stock						(19,622)		(1,764)
Net cash provided by (used) in financing activities			128,609	124,829		124,830		119,295
Cash Flows in Investing Activities:
Net increase (decrease) in cash			(1,400)	(67,344)		(74,729)		66,147
Cash and cash equivalents, beginning			1,557	76,286		76,286		10,139
Cash and cash equivalents, ending	$ 157	$ 8,942	157	8,942		1,557		76,286
Supplemental cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-cash and investing activities:
Conversion of accrued officer compensation to preferred stock								40,000
Shareholder loans forgiven								53,703
Forgiveness of accrued officer compensation			33,000					$ 15,000
QDM Holdings Limited [Member]
Cash flows from operating activities:
Net loss	(55,643)	(7,632)			$ (25,083)		$ (67,395)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	167	167			334		2,031
Net loss from write-off of property and equipment		1,696			1,696
Changes in assets and liabilities:
Accounts receivable	(7,277)	34,899			38,848		(39,390)
Other receivable					38,462
Prepaid expenses and other assets					5,799
Increase in cash in prepaid expenses	(1,925)	(2,005)
(Increase) decrease in accounts payable and accrued liabilities	3,715	13,872			(7,987)		(3,893)
Due to a related party	13,574	(2,568)			(32,795)		41,520
Net cash used in operating activities	(47,389)	38,429			19,274		(67,127)
Cash flows from financing activities:
Receipt of subscription receivable from shareholder					53,205
Proceeds borrowed from related parties	164,358	36,337					35,898
Payment to related parties	(10,009)	(71,538)			(34,796)
Net cash provided by (used) in financing activities	154,349	(35,201)			18,409		35,898
Cash Flows in Investing Activities:
Deferred costs related to reverse acquisition	(115,000)
Net cash used in investing activities	(115,000)
Effect of foreign exchange rate changes
Net increase (decrease) in cash	(8,040)	3,228			37,683		(31,229)
Cash and cash equivalents, beginning	62,399	24,716			24,716		55,945
Cash and cash equivalents, ending	54,359	27,944	$ 54,359	$ 27,944	62,399		24,716
Supplemental cash flow information:
Cash paid for interest
Cash paid for income taxes